Other income	3 Months Ended
Mar. 31, 2024
Other income
Other income

15. Other income

	Three month period
	ended March 31,
	2024	2023
	€1,000	€1,000

Grant income	210	38
Other income	—	4
	210	42

In January, 2024, the Company entered into an agreement with the Rett Syndrome Research Trust (“RSRT”) that focuses on the design and development of editing oligonucleotides (“EONs”) using the Company’s Axiomer technology platform targeting the transcription factor Methyl CpG binding protein 2 (“MECP2”) and correcting mutations of interest. Under the agreement, RSRT awarded the Company up to € 1,015,000 as a research grant for the initial phase of the project.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.